CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income/(loss)	$ 34,457,538	$ (34,698,251)	$ (5,075,122)
Less: (Income)/loss from discontinued operations, net of tax	(31,257,707)	34,792,733	25,288,392
Net income from continuing operations	3,199,831	94,482	20,213,270
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities
Depreciation	4,475,823	2,400,522	3,548,898
Amortization of deferred convertible notes issuance costs and premium	0	32,935	764,527
Losses on derivatives	0	134	7,971,934
Share-based compensation	870,618	746,980	1,527,494
Deferred tax provision for continuing operations	88,048	(151,737)	(57,912)
Fair value change of warrant liability	0	(577,500)	(1,312,500)
Gains on repurchase of convertible notes	0	(212,056)	(13,693,269)
Gains on disposal of solar project	0	(2,526,572)	0
Changes in working capital, excluding impact of dispositions:
Accounts receivable	(22,371,300)	(301,339)	(716,614)
Project assets and deferred project costs	(30,731,709)	(35,788,345)	(4,993,507)
Contract costs	(12,192,302)	0	0
Advances to suppliers	3,864,146	7,383,527	(11,609,809)
Amounts due to related parties	14,353,175	0	0
Value added tax recoverable	(9,052,607)	3,244,727	1,789,846
Prepaid expenses and other current assets	(8,625,177)	(313,134)	1,939,349
Accounts payable	24,452,548	(2,432,060)	2,562,150
Advances from customers	(282,019)	83,406	(48,762)
Income tax payables	284,182	0	0
Salary payable	560,416	0	0
Other current liabilities	(1,802,578)	7,559,456	(1,226,744)
Deferred project revenue	(13,878,685)	0	32,376,386
Other non-current assets	103,535	(3,250,650)	0
Net cash provided by (used in) operating activities	(46,684,055)	(24,007,224)	39,034,737
Net cash provided by (used in) operating activities from discontinued operation	65,114,169	51,541,103	(36,825,130)
Net cash provided by operating activities	18,430,114	27,533,879	2,209,607
Investing activities:
Purchase of property, plant and equipment	(80,314,313)	0	0
Proceeds from disposal of power stations	0	3,190,678	0
Lending to related parties	(1,624,261)	0	0
Repayment of lending by related parties	2,000,000	0	0
Changes in restricted cash	0	0	1,887,485
Net cash paid on settlement of derivatives	0	(134)	(6,293,929)
Net cash provided by (used in) investing activities	(79,938,574)	3,190,544	(4,406,444)
Net cash provided by (used in) investing activities from discontinued operations (including cash from discontinued operation of $13,774,473 disposed of)	(76,415,127)	38,969,387	(35,621,029)
Net cash provided by (used in) investing activities	(156,353,701)	42,159,931	(40,027,473)
Financing activities:
Proceed from bank borrowings	6,101,351	0	0
Repayment of bank borrowings	0	(1,128,727)	(1,239,145)
Proceeds from exercise of stock options	0	0	640,680
Repurchase of convertible notes	0	(25,931,219)	(54,376,600)
Cash paid for common shares repurchase	0	(1,493,350)	(812,183)
Borrowings from related parties	11,343,739	0	0
Repayment of borrowings from related parties	(2,041,201)	0	0
Repayment of capital lease obligation	(976,966)	0	0
Proceeds from failed sale-lease back agreements	38,722,123	0	0
Repayment of failed sale-lease back financing	(251,213)	0	0
Net cash provided by (used in) financing activities	52,897,833	(28,553,296)	(55,787,248)
Net cash provided by (used in) financing activities from discontinued operation	49,505,882	(33,820,418)	44,629,497
Net cash provided by (used in) financing activities	102,403,715	(62,373,714)	(11,157,751)
Effect of exchange rate changes	11,612,791	(8,028,939)	(12,826,762)
Net increase (decrease) in cash and cash equivalents	(23,907,081)	(708,843)	(61,802,379)
Cash and cash equivalents, beginning of year	3,964,896	38,045,225	99,847,604
Cash and cash equivalents, end of year	13,429,301	3,964,896	38,045,225
Supplemental disclosure of cash flow information
Interest paid, net of capitalized interest	3,936,302	2,973,128	2,919,990
Income tax paid	42,877	79,976	0
Non-cash investing and financing transactions
Payables for purchase of property, plant and equipment	(25,562,367)	(2,051,958)	0
Payable for capital lease	(28,783,346)	0	0
Issuance of ordinary shares for the disposal of discontinued business	$ 0	$ 0	$ 0